UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03407

Fidelity Boylston Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2005 Fund

June 30, 2017

O05-QTLY-0817
1.954280.104

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,202	$6,225
Strategic Advisers Core Multi-Manager Fund Class F (b)	1,784	23,193
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,319	18,112
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,153	11,468
Strategic Advisers Value Multi-Manager Fund Class F (b)	1,443	22,158
TOTAL DOMESTIC EQUITY FUNDS
(Cost $77,482)		81,156

International Equity Funds - 14.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	1,894	19,901
Strategic Advisers International Multi-Manager Fund Class F (b)	2,480	31,220
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $46,050)		51,121

Bond Funds - 41.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	231	2,381
Fidelity Series Floating Rate High Income Fund Class F (b)	92	870
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,183	11,657
Fidelity Series Long-Term Treasury Bond Index Fund Class F (b)	377	3,323
Fidelity Series Real Estate Income Fund Class F (b)	154	1,726
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	11,970	118,858
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	522	5,282
TOTAL BOND FUNDS
(Cost $142,780)		144,097

Short-Term Funds - 21.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (b)(c)	56,420	56,420
Fidelity Series Short-Term Credit Fund Class F (b)	1,842	18,405
TOTAL SHORT-TERM FUNDS
(Cost $74,821)		74,825
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $341,133)		351,199
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38)
NET ASSETS - 100%		$351,161

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	$55,252	$2,198	$1,030	$93	$56,420
Fidelity Series Commodity Strategy Fund Class F	5,909	610	110	--	6,225
Fidelity Series Emerging Markets Debt Fund Class F	2,350	54	39	34	2,381
Fidelity Series Floating Rate High Income Fund Class F	870	17	16	9	870
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,811	112	219	3	11,657
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	3,319	--	2	3,323
Fidelity Series Real Estate Income Fund Class F	1,703	34	30	19	1,726
Fidelity Series Short-Term Credit Fund Class F	18,475	237	343	65	18,405
Strategic Advisers Core Income Multi-Manager Fund Class F	116,983	2,878	2,177	605	118,858
Strategic Advisers Core Multi-Manager Fund Class F	23,861	218	1,625	--	23,193
Strategic Advisers Emerging Markets Fund of Funds Class F	19,404	180	775	--	19,901
Strategic Advisers Growth Multi-Manager Fund Class F	19,900	182	3,066	--	18,112
Strategic Advisers Income Opportunities Fund of Funds Class F	5,236	122	97	72	5,282
Strategic Advisers International Multi-Manager Fund Class F	29,027	808	547	8	31,220
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	12,030	254	1,016	--	11,468
Strategic Advisers Value Multi-Manager Fund Class F	23,926	218	2,504	--	22,158
Total	$346,737	$11,441	$13,594	$910	$351,199

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $342,940. Net unrealized appreciation aggregated $8,259, of which $12,430 related to appreciated investment securities and $4,171 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2010 Fund

June 30, 2017

O10-QTLY-0817
1.954282.104

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,865	$9,662
Strategic Advisers Core Multi-Manager Fund Class F (b)	3,400	44,202
Strategic Advisers Growth Multi-Manager Fund Class F (b)	2,661	36,536
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,391	23,790
Strategic Advisers Value Multi-Manager Fund Class F (b)	2,985	45,823
TOTAL DOMESTIC EQUITY FUNDS
(Cost $149,080)		160,013

International Equity Funds - 17.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,396	35,688
Strategic Advisers International Multi-Manager Fund Class F (b)	4,731	59,560
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $82,198)		95,248

Bond Funds - 37.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	371	3,821
Fidelity Series Floating Rate High Income Fund Class F (b)	142	1,351
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,491	14,687
Fidelity Series Long-Term Treasury Bond Index Fund Class F (b)	588	5,176
Fidelity Series Real Estate Income Fund Class F (b)	240	2,693
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	16,750	166,327
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	811	8,195
TOTAL BOND FUNDS
(Cost $199,608)		202,250

Short-Term Funds - 16.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (b)(c)	67,380	67,380
Fidelity Series Short-Term Credit Fund Class F (b)	2,190	21,874
TOTAL SHORT-TERM FUNDS
(Cost $89,226)		89,254
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $520,112)		546,765
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44)
NET ASSETS - 100%		$546,721

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	$65,987	$3,457	$2,064	$110	$67,380
Fidelity Series Commodity Strategy Fund Class F	9,183	1,049	287	--	9,662
Fidelity Series Emerging Markets Debt Fund Class F	3,796	101	101	55	3,821
Fidelity Series Floating Rate High Income Fund Class F	1,361	33	42	14	1,351
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,997	212	464	4	14,687
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	5,170	--	3	5,176
Fidelity Series Real Estate Income Fund Class F	2,677	65	79	29	2,693
Fidelity Series Short-Term Credit Fund Class F	22,131	388	689	78	21,874
Strategic Advisers Core Income Multi-Manager Fund Class F	164,190	5,617	5,114	842	166,327
Strategic Advisers Core Multi-Manager Fund Class F	47,365	563	5,178	--	44,202
Strategic Advisers Emerging Markets Fund of Funds Class F	35,028	451	1,746	--	35,688
Strategic Advisers Growth Multi-Manager Fund Class F	39,502	469	5,588	--	36,536
Strategic Advisers Income Opportunities Fund of Funds Class F	8,188	228	253	113	8,195
Strategic Advisers International Multi-Manager Fund Class F	56,546	1,053	1,771	14	59,560
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	23,879	584	1,069	--	23,790
Strategic Advisers Value Multi-Manager Fund Class F	47,492	563	3,258	--	45,823
Total	$542,322	$20,003	$27,703	$1,262	$546,765

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $521,490. Net unrealized appreciation aggregated $25,275, of which $28,688 related to appreciated investment securities and $3,413 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2015 Fund

June 30, 2017

O15-QTLY-0817
1.954285.104

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,488	$23,250
Strategic Advisers Core Multi-Manager Fund Class F (b)	10,436	135,663
Strategic Advisers Growth Multi-Manager Fund Class F (b)	7,889	108,316
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	6,681	66,473
Strategic Advisers Value Multi-Manager Fund Class F (b)	8,718	133,817
TOTAL DOMESTIC EQUITY FUNDS
(Cost $451,449)		467,519

International Equity Funds - 20.1%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	8,979	94,367
Strategic Advisers International Multi-Manager Fund Class F (b)	13,506	170,042
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $240,981)		264,409

Bond Funds - 32.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	873	8,996
Fidelity Series Floating Rate High Income Fund Class F (b)	340	3,234
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,533	24,952
Fidelity Series Long-Term Treasury Bond Index Fund Class F (b)	1,396	12,297
Fidelity Series Real Estate Income Fund Class F (b)	568	6,386
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	35,450	352,023
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,942	19,634
TOTAL BOND FUNDS
(Cost $421,891)		427,522

Short-Term Funds - 11.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (b)(c)	116,521	116,521
Fidelity Series Short-Term Credit Fund Class F (b)	3,760	37,561
TOTAL SHORT-TERM FUNDS
(Cost $154,077)		154,082
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,268,398)		1,313,532
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108)
NET ASSETS - 100%		$1,313,424

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	$110,135	$6,895	$508	$188	$116,521
Fidelity Series Commodity Strategy Fund Class F	21,455	2,565	98	--	23,250
Fidelity Series Emerging Markets Debt Fund Class F	8,732	241	34	130	8,996
Fidelity Series Floating Rate High Income Fund Class F	3,172	80	14	34	3,234
Fidelity Series Inflation-Protected Bond Index Fund Class F	24,797	368	112	7	24,952
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	12,282	--	7	12,297
Fidelity Series Real Estate Income Fund Class F	6,185	155	27	68	6,386
Fidelity Series Short-Term Credit Fund Class F	36,975	681	170	132	37,561
Strategic Advisers Core Income Multi-Manager Fund Class F	336,772	13,393	1,534	1,769	352,023
Strategic Advisers Core Multi-Manager Fund Class F	134,306	1,954	4,828	--	135,663
Strategic Advisers Emerging Markets Fund of Funds Class F	90,021	1,325	2,109	--	94,367
Strategic Advisers Growth Multi-Manager Fund Class F	112,009	1,628	11,583	--	108,316
Strategic Advisers Income Opportunities Fund of Funds Class F	19,095	551	86	267	19,634
Strategic Advisers International Multi-Manager Fund Class F	157,684	2,391	717	40	170,042
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	67,707	1,808	4,232	--	66,473
Strategic Advisers Value Multi-Manager Fund Class F	134,664	1,954	5,828	--	133,817
Total	$1,263,709	$48,271	$31,880	$2,642	$1,313,532

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,272,747. Net unrealized appreciation aggregated $40,785, of which $53,785 related to appreciated investment securities and $13,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2020 Fund

June 30, 2017

O20-QTLY-0817
1.954288.104

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	20,046	$103,836
Strategic Advisers Core Multi-Manager Fund Class F (b)	51,031	663,408
Strategic Advisers Growth Multi-Manager Fund Class F (b)	41,381	568,157
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	34,539	343,668
Strategic Advisers Value Multi-Manager Fund Class F (b)	43,685	670,566
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,284,481)		2,349,635

International Equity Funds - 22.1%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	42,819	450,033
Strategic Advisers International Multi-Manager Fund Class F (b)	67,309	847,425
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,181,408)		1,297,458

Bond Funds - 29.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	3,659	37,685
Fidelity Series Floating Rate High Income Fund Class F (b)	1,514	14,386
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	6,664	65,643
Fidelity Series Long-Term Treasury Bond Index Fund Class F (b)	6,318	55,659
Fidelity Series Real Estate Income Fund Class F (b)	2,453	27,570
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	143,480	1,424,758
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	8,667	87,618
TOTAL BOND FUNDS
(Cost $1,695,259)		1,713,319

Short-Term Funds - 8.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (b)(c)	392,132	392,132
Fidelity Series Short-Term Credit Fund Class F (b)	12,643	126,306
TOTAL SHORT-TERM FUNDS
(Cost $518,304)		518,438
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,679,452)		5,878,850
NET OTHER ASSETS (LIABILITIES) - 0.0%		(417)
NET ASSETS - 100%		$5,878,433

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	$379,743	$36,066	$23,677	$660	$392,132
Fidelity Series Commodity Strategy Fund Class F	98,684	14,980	6,717	--	103,836
Fidelity Series Emerging Markets Debt Fund Class F	37,299	2,485	2,371	564	37,685
Fidelity Series Floating Rate High Income Fund Class F	14,429	959	988	158	14,386
Fidelity Series Inflation-Protected Bond Index Fund Class F	66,760	3,700	4,544	19	65,643
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	55,593	--	33	55,659
Fidelity Series Real Estate Income Fund Class F	27,290	1,802	1,857	297	27,570
Fidelity Series Short-Term Credit Fund Class F	127,305	7,548	8,811	464	126,306
Strategic Advisers Core Income Multi-Manager Fund Class F	1,393,563	102,492	85,698	7,472	1,424,758
Strategic Advisers Core Multi-Manager Fund Class F	686,833	37,969	83,820	--	663,408
Strategic Advisers Emerging Markets Fund of Funds Class F	438,171	24,494	38,497	--	450,033
Strategic Advisers Growth Multi-Manager Fund Class F	572,808	31,768	69,757	--	568,157
Strategic Advisers Income Opportunities Fund of Funds Class F	87,079	6,072	5,927	1,244	87,618
Strategic Advisers International Multi-Manager Fund Class F	800,284	45,151	55,000	212	847,425
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	346,238	23,434	31,991	4,433	343,668
Strategic Advisers Value Multi-Manager Fund Class F	688,659	37,969	71,558	--	670,566
Total	$5,765,145	$432,482	$491,213	$15,556	$5,878,850

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $5,690,860. Net unrealized appreciation aggregated $187,990, of which $235,701 related to appreciated investment securities and $47,711 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2025 Fund

June 30, 2017

O25-QTLY-0817
1.954290.104

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	8,603	$44,563
Strategic Advisers Core Multi-Manager Fund Class F (b)	24,319	316,152
Strategic Advisers Growth Multi-Manager Fund Class F (b)	18,879	259,205
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	15,716	156,371
Strategic Advisers Value Multi-Manager Fund Class F (b)	20,298	311,578
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,026,214)		1,087,869

International Equity Funds - 23.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	18,775	197,329
Strategic Advisers International Multi-Manager Fund Class F (b)	30,619	385,497
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $516,249)		582,826

Bond Funds - 25.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,491	15,355
Fidelity Series Floating Rate High Income Fund Class F (b)	632	6,003
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,935	19,058
Fidelity Series Long-Term Treasury Bond Index Fund Class F (b)	2,639	23,245
Fidelity Series Real Estate Income Fund Class F (b)	1,023	11,495
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	51,533	511,720
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,611	36,504
TOTAL BOND FUNDS
(Cost $617,398)		623,380

Short-Term Funds - 6.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (b)(c)	121,305	121,305
Fidelity Series Short-Term Credit Fund Class F (b)	3,896	38,922
TOTAL SHORT-TERM FUNDS
(Cost $160,192)		160,227
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,320,053)		2,454,302
NET OTHER ASSETS (LIABILITIES) - 0.0%		(217)
NET ASSETS - 100%		$2,454,085

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	$109,946	$18,433	$7,075	$197	$121,305
Fidelity Series Commodity Strategy Fund Class F	43,560	5,421	3,011	--	44,563
Fidelity Series Emerging Markets Debt Fund Class F	14,604	1,715	1,063	224	15,355
Fidelity Series Floating Rate High Income Fund Class F	5,766	686	443	64	6,003
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,557	1,994	1,417	5	19,058
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	23,219	--	13	23,245
Fidelity Series Real Estate Income Fund Class F	10,904	1,292	832	124	11,495
Fidelity Series Short-Term Credit Fund Class F	37,551	4,231	2,940	139	38,922
Strategic Advisers Core Income Multi-Manager Fund Class F	476,456	59,852	29,667	2,590	511,720
Strategic Advisers Core Multi-Manager Fund Class F	303,892	32,694	30,412	--	316,152
Strategic Advisers Emerging Markets Fund of Funds Class F	185,054	20,150	18,797	--	197,329
Strategic Advisers Growth Multi-Manager Fund Class F	253,440	26,553	35,646	--	259,205
Strategic Advisers Income Opportunities Fund of Funds Class F	34,776	4,242	2,657	514	36,504
Strategic Advisers International Multi-Manager Fund Class F	350,026	38,153	27,504	89	385,497
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	153,182	17,820	17,360	1,882	156,371
Strategic Advisers Value Multi-Manager Fund Class F	304,696	31,859	31,965	--	311,578
Total	$2,302,410	$288,314	$210,789	$5,841	$2,454,302

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,348,300. Net unrealized appreciation aggregated $106,002, of which $130,580 related to appreciated investment securities and $24,578 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2030 Fund

June 30, 2017

O30-QTLY-0817
1.954292.104

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	8,667	$44,895
Strategic Advisers Core Multi-Manager Fund Class F (b)	30,825	400,725
Strategic Advisers Growth Multi-Manager Fund Class F (b)	24,129	331,290
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	21,178	210,718
Strategic Advisers Value Multi-Manager Fund Class F (b)	26,598	408,273
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,328,803)		1,395,901

International Equity Funds - 27.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	22,577	237,288
Strategic Advisers International Multi-Manager Fund Class F (b)	38,868	489,348
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $661,648)		726,636

Bond Funds - 17.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,533	15,795
Fidelity Series Floating Rate High Income Fund Class F (b)	669	6,354
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,046	20,156
Fidelity Series Long-Term Treasury Bond Index Fund Class F (b)	2,788	24,563
Fidelity Series Real Estate Income Fund Class F (b)	1,080	12,140
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	33,775	335,387
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,812	38,535
TOTAL BOND FUNDS
(Cost $449,802)		452,930

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (b)(c)	21,368	21,368
Fidelity Series Short-Term Credit Fund Class F (b)	681	6,800
TOTAL SHORT-TERM FUNDS
(Cost $28,159)		28,168
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,468,412)		2,603,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		(220)
NET ASSETS - 100%		$2,603,415

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	$15,642	$5,747	$21	$33	$21,368
Fidelity Series Commodity Strategy Fund Class F	32,816	13,359	44	--	44,895
Fidelity Series Emerging Markets Debt Fund Class F	11,939	3,802	15	213	15,795
Fidelity Series Floating Rate High Income Fund Class F	4,810	1,558	6	62	6,354
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,479	4,792	21	5	20,156
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	24,534	--	14	24,563
Fidelity Series Real Estate Income Fund Class F	9,096	2,942	12	130	12,140
Fidelity Series Short-Term Credit Fund Class F	5,100	1,697	7	22	6,800
Strategic Advisers Core Income Multi-Manager Fund Class F	233,354	99,821	317	1,498	335,387
Strategic Advisers Core Multi-Manager Fund Class F	309,565	92,882	13,805	--	400,725
Strategic Advisers Emerging Markets Fund of Funds Class F	174,508	53,772	2,975	--	237,288
Strategic Advisers Growth Multi-Manager Fund Class F	258,171	77,401	21,890	--	331,290
Strategic Advisers Income Opportunities Fund of Funds Class F	28,987	9,468	39	486	38,535
Strategic Advisers International Multi-Manager Fund Class F	352,109	109,417	473	90	489,348
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	156,039	50,626	207	1,928	210,718
Strategic Advisers Value Multi-Manager Fund Class F	310,382	96,520	8,151	--	408,273
Total	$1,917,997	$648,338	$47,983	$4,481	$2,603,635

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,488,981. Net unrealized appreciation aggregated $114,654, of which $141,911 related to appreciated investment securities and $27,257 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2035 Fund

June 30, 2017

O35-QTLY-0817
1.954296.104

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	10,674	$55,293
Strategic Advisers Core Multi-Manager Fund Class F (b)	41,636	541,273
Strategic Advisers Growth Multi-Manager Fund Class F (b)	33,307	457,310
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	27,588	274,500
Strategic Advisers Value Multi-Manager Fund Class F (b)	35,975	552,209
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,784,087)		1,880,585

International Equity Funds - 31.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	28,575	300,327
Strategic Advisers International Multi-Manager Fund Class F (b)	51,632	650,047
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $853,468)		950,374

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,780	18,331
Fidelity Series Floating Rate High Income Fund Class F (b)	780	7,408
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,386	23,506
Fidelity Series Long-Term Treasury Bond Index Fund Class F (b)	3,246	28,594
Fidelity Series Real Estate Income Fund Class F (b)	1,262	14,180
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	5,039	50,033
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,447	44,963
TOTAL BOND FUNDS
(Cost $184,934)		187,015

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (b)(c)	25,002	25,002
Fidelity Series Short-Term Credit Fund Class F (b)	709	7,087
TOTAL SHORT-TERM FUNDS
(Cost $32,077)		32,089
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,854,566)		3,050,063
NET OTHER ASSETS (LIABILITIES) - 0.0%		(264)
NET ASSETS - 100%		$3,049,799

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	$20,419	$7,186	$2,604	$40	$25,002
Fidelity Series Commodity Strategy Fund Class F	49,617	12,913	5,333	--	55,293
Fidelity Series Emerging Markets Debt Fund Class F	15,966	4,124	1,882	267	18,331
Fidelity Series Floating Rate High Income Fund Class F	6,515	1,686	784	79	7,408
Fidelity Series Inflation-Protected Bond Index Fund Class F	20,967	5,150	2,510	7	23,506
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	28,558	--	17	28,594
Fidelity Series Real Estate Income Fund Class F	12,321	3,180	1,474	158	14,180
Fidelity Series Short-Term Credit Fund Class F	6,127	1,825	878	25	7,087
Strategic Advisers Core Income Multi-Manager Fund Class F	30,714	23,405	4,405	200	50,033
Strategic Advisers Core Multi-Manager Fund Class F	478,351	109,966	64,776	--	541,273
Strategic Advisers Emerging Markets Fund of Funds Class F	255,957	61,702	34,403	--	300,327
Strategic Advisers Growth Multi-Manager Fund Class F	398,936	95,285	62,990	--	457,310
Strategic Advisers Income Opportunities Fund of Funds Class F	39,220	10,272	4,705	616	44,963
Strategic Advisers International Multi-Manager Fund Class F	540,999	131,948	65,646	137	650,047
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	240,104	64,070	35,411	2,943	274,500
Strategic Advisers Value Multi-Manager Fund Class F	478,601	122,551	62,155	--	552,209
Total	$2,594,814	$683,821	$349,956	$4,489	$3,050,063

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,868,454. Net unrealized appreciation aggregated $181,609, of which $210,843 related to appreciated investment securities and $29,234 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2040 Fund

June 30, 2017

O40-QTLY-0817
1.954300.104

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,734	$40,061
Strategic Advisers Core Multi-Manager Fund Class F (b)	29,905	388,771
Strategic Advisers Growth Multi-Manager Fund Class F (b)	23,897	328,106
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	19,816	197,164
Strategic Advisers Value Multi-Manager Fund Class F (b)	25,911	397,734
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,292,909)		1,351,836

International Equity Funds - 31.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	20,397	214,368
Strategic Advisers International Multi-Manager Fund Class F (b)	36,933	464,988
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $612,521)		679,356

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,254	12,917
Fidelity Series Floating Rate High Income Fund Class F (b)	554	5,265
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,698	16,722
Fidelity Series Long-Term Treasury Bond Index Fund Class F (b)	2,309	20,339
Fidelity Series Real Estate Income Fund Class F (b)	897	10,082
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,086	10,787
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,160	31,943
TOTAL BOND FUNDS
(Cost $107,556)		108,055

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (b)(c)	17,731	17,731
Fidelity Series Short-Term Credit Fund Class F (b)	465	4,647
TOTAL SHORT-TERM FUNDS
(Cost $22,371)		22,378
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,035,357)		2,161,625
NET OTHER ASSETS (LIABILITIES) - 0.0%		(195)
NET ASSETS - 100%		$2,161,430

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	$15,303	$2,989	$561	$27	$17,731
Fidelity Series Commodity Strategy Fund Class F	38,494	3,937	1,149	--	40,061
Fidelity Series Emerging Markets Debt Fund Class F	12,126	1,119	406	182	12,917
Fidelity Series Floating Rate High Income Fund Class F	4,995	445	169	54	5,265
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,078	1,253	541	5	16,722
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	20,316	--	11	20,339
Fidelity Series Real Estate Income Fund Class F	9,448	840	318	107	10,082
Fidelity Series Short-Term Credit Fund Class F	4,375	453	189	16	4,647
Strategic Advisers Core Income Multi-Manager Fund Class F	9,426	1,604	338	51	10,787
Strategic Advisers Core Multi-Manager Fund Class F	369,981	25,624	18,549	--	388,771
Strategic Advisers Emerging Markets Fund of Funds Class F	197,240	14,588	8,811	--	214,368
Strategic Advisers Growth Multi-Manager Fund Class F	308,558	22,568	20,292	--	328,106
Strategic Advisers Income Opportunities Fund of Funds Class F	30,068	2,777	1,014	435	31,943
Strategic Advisers International Multi-Manager Fund Class F	418,344	32,525	14,297	107	464,988
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	185,364	19,736	11,459	2,274	197,164
Strategic Advisers Value Multi-Manager Fund Class F	369,831	34,936	15,769	--	397,734
Total	$1,989,631	$185,710	$93,862	$3,269	$2,161,625

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,046,676. Net unrealized appreciation aggregated $114,949, of which $144,355 related to appreciated investment securities and $29,406 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2045 Fund

June 30, 2017

O45-QTLY-0817
1.954304.104

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	9,270	$48,017
Strategic Advisers Core Multi-Manager Fund Class F (b)	37,198	483,577
Strategic Advisers Growth Multi-Manager Fund Class F (b)	28,667	393,604
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	24,263	241,416
Strategic Advisers Value Multi-Manager Fund Class F (b)	31,703	486,644
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,594,651)		1,653,258

International Equity Funds - 31.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	25,011	262,870
Strategic Advisers International Multi-Manager Fund Class F (b)	45,306	570,406
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $758,961)		833,276

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,560	16,064
Fidelity Series Floating Rate High Income Fund Class F (b)	678	6,437
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,075	20,438
Fidelity Series Long-Term Treasury Bond Index Fund Class F (b)	2,824	24,882
Fidelity Series Real Estate Income Fund Class F (b)	1,096	12,321
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,330	13,208
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,852	38,944
TOTAL BOND FUNDS
(Cost $131,118)		132,294

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (b)(c)	21,700	21,700
Fidelity Series Short-Term Credit Fund Class F (b)	620	6,199
TOTAL SHORT-TERM FUNDS
(Cost $27,888)		27,899
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,512,618)		2,646,727
NET OTHER ASSETS (LIABILITIES) - 0.0%		(224)
NET ASSETS - 100%		$2,646,503

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	$18,025	$4,570	$894	$34	$21,700
Fidelity Series Commodity Strategy Fund Class F	42,218	9,076	1,831	--	48,017
Fidelity Series Emerging Markets Debt Fund Class F	14,278	2,332	646	228	16,064
Fidelity Series Floating Rate High Income Fund Class F	5,770	944	269	67	6,437
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,570	2,811	862	6	20,438
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	24,852	--	15	24,882
Fidelity Series Real Estate Income Fund Class F	10,912	1,783	511	130	12,321
Fidelity Series Short-Term Credit Fund Class F	5,485	1,003	302	22	6,199
Strategic Advisers Core Income Multi-Manager Fund Class F	11,431	2,191	539	65	13,208
Strategic Advisers Core Multi-Manager Fund Class F	427,475	61,522	20,262	--	483,577
Strategic Advisers Emerging Markets Fund of Funds Class F	227,805	33,130	12,230	--	262,870
Strategic Advisers Growth Multi-Manager Fund Class F	356,520	48,399	33,180	--	393,604
Strategic Advisers Income Opportunities Fund of Funds Class F	34,623	5,792	1,616	532	38,944
Strategic Advisers International Multi-Manager Fund Class F	483,112	74,300	22,761	124	570,406
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	214,533	37,626	15,433	2,657	241,416
Strategic Advisers Value Multi-Manager Fund Class F	427,653	70,296	22,338	--	486,644
Total	$2,298,410	$380,627	$133,674	$3,880	$2,646,727

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,540,040. Net unrealized appreciation aggregated $106,687, of which $149,293 related to appreciated investment securities and $42,606 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2050 Fund

June 30, 2017

O50-QTLY-0817
1.954306.104

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	6,607	$34,224
Strategic Advisers Core Multi-Manager Fund Class F (b)	26,958	350,454
Strategic Advisers Growth Multi-Manager Fund Class F (b)	20,972	287,951
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	17,560	174,721
Strategic Advisers Value Multi-Manager Fund Class F (b)	22,682	348,168
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,149,362)		1,195,518

International Equity Funds - 31.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	18,169	190,957
Strategic Advisers International Multi-Manager Fund Class F (b)	32,751	412,332
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $546,929)		603,289

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,136	11,698
Fidelity Series Floating Rate High Income Fund Class F (b)	491	4,666
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,504	14,816
Fidelity Series Long-Term Treasury Bond Index Fund Class F (b)	2,046	18,022
Fidelity Series Real Estate Income Fund Class F (b)	795	8,930
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	963	9,559
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,800	28,308
TOTAL BOND FUNDS
(Cost $95,550)		95,999

Short-Term Funds - 1.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (b)(c)	15,712	15,712
Fidelity Series Short-Term Credit Fund Class F (b)	498	4,975
TOTAL SHORT-TERM FUNDS
(Cost $20,678)		20,687
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,812,519)		1,915,493
NET OTHER ASSETS (LIABILITIES) - 0.0%		(171)
NET ASSETS - 100%		$1,915,322

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	$13,961	$1,858	$108	$25	$15,712
Fidelity Series Commodity Strategy Fund Class F	29,506	5,883	221	--	34,224
Fidelity Series Emerging Markets Debt Fund Class F	10,731	977	78	163	11,698
Fidelity Series Floating Rate High Income Fund Class F	4,317	386	33	48	4,666
Fidelity Series Inflation-Protected Bond Index Fund Class F	13,892	1,088	104	4	14,816
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	18,001	--	10	18,022
Fidelity Series Real Estate Income Fund Class F	8,163	732	61	95	8,930
Fidelity Series Short-Term Credit Fund Class F	4,606	396	36	17	4,975
Strategic Advisers Core Income Multi-Manager Fund Class F	8,548	989	65	46	9,559
Strategic Advisers Core Multi-Manager Fund Class F	319,837	22,726	2,410	--	350,454
Strategic Advisers Emerging Markets Fund of Funds Class F	170,409	11,925	1,293	--	190,957
Strategic Advisers Growth Multi-Manager Fund Class F	266,751	15,131	9,094	--	287,951
Strategic Advisers Income Opportunities Fund of Funds Class F	25,990	2,415	195	381	28,308
Strategic Advisers International Multi-Manager Fund Class F	361,389	28,901	2,745	92	412,332
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	160,993	15,568	4,989	1,965	174,721
Strategic Advisers Value Multi-Manager Fund Class F	320,450	27,924	7,933	--	348,168
Total	$1,719,543	$154,900	$29,365	$2,846	$1,915,493

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,842,118. Net unrealized appreciation aggregated $73,375, of which $112,405 related to appreciated investment securities and $39,030 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2055 Fund

June 30, 2017

O55-QTLY-0817
1.954308.104

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,154	$37,057
Strategic Advisers Core Multi-Manager Fund Class F (b)	28,597	371,767
Strategic Advisers Growth Multi-Manager Fund Class F (b)	22,023	302,379
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	18,639	185,460
Strategic Advisers Value Multi-Manager Fund Class F (b)	24,355	373,843
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,227,934)		1,270,506

International Equity Funds - 31.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	19,229	202,098
Strategic Advisers International Multi-Manager Fund Class F (b)	34,803	438,173
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $581,747)		640,271

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,209	12,453
Fidelity Series Floating Rate High Income Fund Class F (b)	521	4,951
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,596	15,720
Fidelity Series Long-Term Treasury Bond Index Fund Class F (b)	2,216	19,521
Fidelity Series Real Estate Income Fund Class F (b)	844	9,481
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,022	10,153
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,966	29,991
TOTAL BOND FUNDS
(Cost $101,607)		102,270

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (b)(c)	16,684	16,684
Fidelity Series Short-Term Credit Fund Class F (b)	472	4,718
TOTAL SHORT-TERM FUNDS
(Cost $21,395)		21,402
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,932,683)		2,034,449
NET OTHER ASSETS (LIABILITIES) - 0.0%		(185)
NET ASSETS - 100%		$2,034,264

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	$14,755	$2,792	$863	$26	$16,684
Fidelity Series Commodity Strategy Fund Class F	34,241	5,726	1,767	--	37,057
Fidelity Series Emerging Markets Debt Fund Class F	11,727	1,274	624	178	12,453
Fidelity Series Floating Rate High Income Fund Class F	4,708	508	260	52	4,951
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,153	1,466	831	4	15,720
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	19,498	--	11	19,521
Fidelity Series Real Estate Income Fund Class F	8,904	961	488	102	9,481
Fidelity Series Short-Term Credit Fund Class F	4,473	528	291	16	4,718
Strategic Advisers Core Income Multi-Manager Fund Class F	9,324	1,254	520	50	10,153
Strategic Advisers Core Multi-Manager Fund Class F	348,742	31,002	19,309	--	371,767
Strategic Advisers Emerging Markets Fund of Funds Class F	185,901	15,747	10,394	--	202,098
Strategic Advisers Growth Multi-Manager Fund Class F	290,843	20,859	26,024	--	302,379
Strategic Advisers Income Opportunities Fund of Funds Class F	28,288	3,154	1,559	413	29,991
Strategic Advisers International Multi-Manager Fund Class F	394,273	38,604	21,957	100	438,173
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	175,053	20,230	13,235	2,144	185,460
Strategic Advisers Value Multi-Manager Fund Class F	348,935	36,477	19,974	--	373,843
Total	$1,875,320	$200,080	$118,096	$3,096	$2,034,449

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,949,326. Net unrealized appreciation aggregated $85,123, of which $121,521 related to appreciated investment securities and $36,398 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2060 Fund

June 30, 2017

O60-QTLY-0817
1.9858350.102

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,847	$14,748
Strategic Advisers Core Multi-Manager Fund Class F (b)	11,090	144,169
Strategic Advisers Growth Multi-Manager Fund Class F (b)	8,730	119,860
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	7,349	73,119
Strategic Advisers Value Multi-Manager Fund Class F (b)	9,721	149,221
TOTAL DOMESTIC EQUITY FUNDS
(Cost $466,478)		501,117

International Equity Funds - 31.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	7,559	79,450
Strategic Advisers International Multi-Manager Fund Class F (b)	13,729	172,851
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $220,315)		252,301

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	465	4,793
Fidelity Series Floating Rate High Income Fund Class F (b)	205	1,947
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	628	6,184
Fidelity Series Long-Term Treasury Bond Index Fund Class F (b)	856	7,546
Fidelity Series Real Estate Income Fund Class F (b)	332	3,736
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	403	4,000
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,171	11,837
TOTAL BOND FUNDS
(Cost $39,222)		40,043

Short-Term Funds - 1.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (b)(c)	6,567	6,567
Fidelity Series Short-Term Credit Fund Class F (b)	160	1,603
TOTAL SHORT-TERM FUNDS
(Cost $8,166)		8,170
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $734,181)		801,631
NET OTHER ASSETS (LIABILITIES) - 0.0%		30
NET ASSETS - 100%		$801,661

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	$6,632	$890	$955	$11	$6,567
Fidelity Series Commodity Strategy Fund Class F	15,896	1,319	1,955	--	14,748
Fidelity Series Emerging Markets Debt Fund Class F	5,091	356	690	74	4,793
Fidelity Series Floating Rate High Income Fund Class F	2,097	139	288	22	1,947
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,751	378	920	2	6,184
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	7,536	--	5	7,546
Fidelity Series Real Estate Income Fund Class F	3,967	265	541	44	3,736
Fidelity Series Short-Term Credit Fund Class F	1,784	138	322	6	1,603
Strategic Advisers Core Income Multi-Manager Fund Class F	3,915	621	575	21	4,000
Strategic Advisers Core Multi-Manager Fund Class F	155,333	7,963	23,968	--	144,169
Strategic Advisers Emerging Markets Fund of Funds Class F	82,814	4,409	12,453	--	79,450
Strategic Advisers Growth Multi-Manager Fund Class F	129,544	6,638	23,444	--	119,860
Strategic Advisers Income Opportunities Fund of Funds Class F	12,627	882	1,725	173	11,837
Strategic Advisers International Multi-Manager Fund Class F	175,654	9,789	24,312	44	172,851
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	77,901	6,666	12,819	925	73,119
Strategic Advisers Value Multi-Manager Fund Class F	155,349	11,729	21,371	--	149,221
Total	$835,355	$59,718	$126,338	$1,327	$801,631

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $735,305. Net unrealized appreciation aggregated $66,326, of which $68,328 related to appreciated investment securities and $2,002 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager Income Fund

June 30, 2017

OIN-QTLY-0817
1.954310.104

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,710	$19,215
Strategic Advisers Core Multi-Manager Fund Class F (b)	3,469	45,095
Strategic Advisers Growth Multi-Manager Fund Class F (b)	2,714	37,263
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,521	25,088
Strategic Advisers Value Multi-Manager Fund Class F (b)	3,134	48,110
TOTAL DOMESTIC EQUITY FUNDS
(Cost $165,102)		174,771

International Equity Funds - 11.1%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,920	51,708
Strategic Advisers International Multi-Manager Fund Class F (b)	5,706	71,845
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $108,678)		123,553

Bond Funds - 45.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	742	7,645
Fidelity Series Floating Rate High Income Fund Class F (b)	290	2,756
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	4,252	41,887
Fidelity Series Long-Term Treasury Bond Index Fund Class F (b)	1,188	10,464
Fidelity Series Real Estate Income Fund Class F (b)	492	5,529
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	41,889	415,953
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,652	16,701
TOTAL BOND FUNDS
(Cost $494,866)		500,935

Short-Term Funds - 27.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (b)(c)	232,815	232,815
Fidelity Series Short-Term Credit Fund Class F (b)	7,695	76,876
TOTAL SHORT-TERM FUNDS
(Cost $309,647)		309,691
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,078,293)		1,108,950
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70)
NET ASSETS - 100%		$1,108,880

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	$223,605	$102,896	$93,686	$381	$232,815
Fidelity Series Commodity Strategy Fund Class F	17,894	9,550	7,566	--	19,215
Fidelity Series Emerging Markets Debt Fund Class F	7,336	2,925	2,670	110	7,645
Fidelity Series Floating Rate High Income Fund Class F	2,670	1,202	1,113	29	2,756
Fidelity Series Inflation-Protected Bond Index Fund Class F	41,134	18,077	17,135	12	41,887
Fidelity Series Long-Term Treasury Bond Index Fund Class F	--	10,452	--	6	10,464
Fidelity Series Real Estate Income Fund Class F	5,290	2,265	2,092	60	5,529
Fidelity Series Short-Term Credit Fund Class F	74,766	33,212	31,244	271	76,876
Strategic Advisers Core Income Multi-Manager Fund Class F	399,924	179,439	167,989	2,106	415,953
Strategic Advisers Core Multi-Manager Fund Class F	49,034	21,544	27,109	--	45,095
Strategic Advisers Emerging Markets Fund of Funds Class F	48,903	21,708	21,744	--	51,708
Strategic Advisers Growth Multi-Manager Fund Class F	40,894	17,946	23,958	--	37,263
Strategic Advisers Income Opportunities Fund of Funds Class F	16,041	7,269	6,676	226	16,701
Strategic Advisers International Multi-Manager Fund Class F	62,879	31,303	26,615	16	71,845
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	24,723	11,063	11,181	304	25,088
Strategic Advisers Value Multi-Manager Fund Class F	49,167	21,544	23,766	--	48,110
Total	$1,064,260	$492,395	$464,544	$3,521	$1,108,950

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,085,268. Net unrealized appreciation aggregated $23,682, of which $30,831 related to appreciated investment securities and $7,149 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2017